TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

5.TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Trade receivables	$899	$3,184
Receivables in MLJV and MWJV	623	508
Sales tax receivables	364	428
Sundry receivables	27	23
	$1,913	$4,143